38 Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Operational Risks HPP Baixo Iguacu [Member]
Disclosure of types of insurance contracts [line items]
End of term	May 31, 2020
Insured amount	R$ 2,233,183
Operational Risks HPP Colider [Member]
Disclosure of types of insurance contracts [line items]
End of term	Jan. 11, 2020
Insured amount	R$ 2,166,984
Cutia and Bento Miguel[Member]
Disclosure of types of insurance contracts [line items]
End of term	Mar. 29, 2020
Insured amount	R$ 2,165,557
Nominated Risks [Member]
Disclosure of types of insurance contracts [line items]
End of term	Aug. 24, 2020
Insured amount	R$ 2,069,590
Operational Risks UEG Araucaria [Member]
Disclosure of types of insurance contracts [line items]
End of term	May 31, 2020
Insured amount	R$ 684,130
Operational Risks Brisa Potiguar [Member]
Disclosure of types of insurance contracts [line items]
End of term	Jun. 27, 2020
Insured amount	R$ 890,763
Operational Risks HPP Governador Jayme Canet Junior [Member]
Disclosure of types of insurance contracts [line items]
End of term	Nov. 23, 2020
Insured amount	R$ 799,290
Fire Company Owned and Rented Facilities [Member]
Disclosure of types of insurance contracts [line items]
End of term	Aug. 24, 2020
Insured amount	R$ 662,791
Operational Risks Sao Bento [Member]
Disclosure of types of insurance contracts [line items]
End of term	Jun. 27, 2020
Insured amount	R$ 569,835
Multi Risk Elejor [Member]
Disclosure of types of insurance contracts [line items]
End of term	Mar. 11, 2021
Insured amount	R$ 302,984